Stockholders' Deficit	6 Months Ended
Jun. 30, 2025
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT

16. STOCKHOLDERS’ DEFICIT

Preference shares — BGL is authorized to issue 100,000,000 preference shares with a par value of $0.0001 per share. At June 30, 2025 and December 31, 2024, there were no preference shares issued and outstanding, respectively.

Class A ordinary shares — BGL is authorized to issue 400,000,000 Class A ordinary shares with a par value of $0.0001 per share. At June 30, 2025 and December 31, 2024, there were 32,818,077 and 9,776,421 shares of ordinary shares issued and outstanding, respectively.

Perception Capital Corp. IV Warrants

At the close of the Business Combination (See Note 4), the 11,500,000 Public Warrants issued at the time of PC4s initial public offering remained outstanding and became warrants for the Company.

The Warrants are accounted for in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. Accordingly, the warrants are classified as a liability at its fair value, with the change in the fair value recognized in the Company’s consolidated statements of operations (See Note 14).